Supplementary Information On Oil And Gas Exploration And Production Activities (Unaudited) - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) MMBbls Bcf bbl	Dec. 31, 2019 MXN ($) MMBbls Bcf	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Exploration costs for geological and geophysical studies | $	$ 9,599,274	$ 10,663,334
Estimated reserves percentage	97.80%
Remaining estimated reserve percentage	2.20%
Percentage of developed and undeveloped reserves	1.30%
Developed and undeveloped reserves increase decrease | MMBbls	6,041.0	5,960.6
Percentage of developed reserves	0.50%
Developed reserves increase decrease | MMBbls	3,603.4	3,585.0
Developed and undeveloped reserves added to offset | MMBbls	694.8
Percenatge of developed and undeveloped dry gas reserves increased	10.00%
Developed and undeveloped dry gas reserves increase decrease | Bcf	6,984.2	6,351.7
Percentage of developed dry gas reserves increase	8.70%
Developed dry gas reserves increase decrease | Bcf	3,922.3	3,608.5
Developed and undeveloped dry gas reserves added to offset | Bcf	818.7
Percentage of undeveloped dry gas reserves increase	11.60%
Undeveloped dry gas reserves increase decrease | Bcf	3,061.9	2,743.1
Exploratoroy activity in shallow waters and onshore regions incorporated | MMBbls	130.6
Increase of proved reserves | bbl	1,019.9
Reserve-replacement ratio	119.70%	120.10%
Reserves production ratio of proved reserves, period	8 years 8 months 12 days
Proved reserves after net cash flows discount factor	10.00%	10.00%	10.00%